Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 10,300	¥ 1,397
Japan & APAC
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	263	1,053
Infrastructure
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	419	¥ 344
Corporate assets not attributable to any reportable segment
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 9,618